Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting
Schedule of reportable segments for purposes of assessing performance and reconciliation of total segment gross profit to consolidated net income (loss) before taxes

	2024
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$853.0	$58.7	$193.0	$1,104.7
Interest revenue	8.3	—	—	8.3
Other interest income	0.6	—	—	0.6
Total Revenue	$861.9	$58.7	$193.0	$1,113.6

Expenses
Costs of sales	$116.7	$0.1	$12.2	$129.0
Depletion and depreciation	150.5	11.6	62.6	224.7
Segment gross profit	$594.7	$47.0	$118.2	$759.9

	2023
	Precious metals	Other mining	Energy	Total
Revenue
Revenue from royalty, streams and working interests	$950.9	$60.4	$207.7	$1,219.0
Interest revenue	—	—	—	—
Other interest income	—	—	—	—
Total Revenue	$950.9	$60.4	$207.7	$1,219.0

Expenses
Costs of sales	$166.5	$0.1	$12.7	$179.3
Depletion and depreciation	194.3	15.6	62.5	272.4
Segment gross profit	$590.1	$44.7	$132.5	$767.3

	2024	2023
Total segment gross profit	$759.9	$767.3

Other operating expenses (income)
General and administrative expenses	$26.6	$23.5
Share-based compensation expense	8.0	4.4
Cobre Panama arbitration expense(1)	6.3	1.0
Impairment losses(2)	—	1,173.3
Gain on disposal of royalty interests(1)	(0.3)	(3.7)
Gain on sale of gold and silver bullion(1)	(7.9)	(3.9)
Depreciation	0.6	0.7
Foreign exchange loss (gain) and other expenses (income)	20.7	(14.4)
Income (loss) before finance items and income taxes	$705.9	$(413.6)

Finance items
Finance income	$60.6	$52.3
Finance expenses	(2.6)	(2.9)
Net income (loss) before income taxes	$763.9	$(364.2)
1.	Amounts were attributed to the precious metals reportable segment for the year ended December 31, 2024 and 2023.
2.	For the year ended December 31, 2023, impairment losses of $1,169.2 million and $4.1 million were attributed to the precious metal and energy reportable segments, respectively.

Summary of revenue, royalty, stream or working interest, investments, loans receivable and well equipment by geographical area

	2024	2023
Latin America
Peru	$223.7	$194.3
Chile	168.9	136.1
Brazil	52.2	35.1
Panama	0.1	248.9
Other	92.3	73.1
United States	205.0	208.0
Canada	192.8	177.1
Rest of World	178.6	146.4
	$1,113.6	$1,219.0

	2024	2023
Latin America
Peru	$789.5	$702.6
Brazil	673.3	726.2
Chile	509.6	539.1
Other	151.5	139.1
United States	1,197.4	1,109.1
Canada	600.4	658.8
Rest of World	177.1	152.2
	$4,098.8	$4,027.1

	2024	2023
Investments
Canada	$320.4	$254.5
United States	5.1	-
	$325.5	$254.5
Loans receivable
Canada	$110.0	$24.8
	$110.0	$24.8
Well equipment(1)
Canada	$5.6	$5.8
	$5.6	$5.8
1	Well equipment is included in other assets, as referenced in Note 11.